Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life	12 Months Ended
Dec. 31, 2021
Buildings [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Mainly %	4.00%
Buildings [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	2.50%
Buildings [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	4.00%
Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Mainly %	15.00%
Machinery and equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	10.00%
Machinery and equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	20.00%
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	15.00%
Mainly %	15.00%
Computers, software, equipment and office furniture [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Mainly %	33.00%
Computers, software, equipment and office furniture [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	6.00%
Computers, software, equipment and office furniture [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	33.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of property, plant and equipment useful life [Line Items]
Depreciation percentage for property, plant and equipment on straight-line basis	[1]
Mainly %	10.00%

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.